SEGMENT REPORTING - Schedule of Sales Data by Geographical Area (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Net Sales by Segment	[1]	$ 15,921	$ 24,310	$ 65,623
Net Sales by Segment (as a percent)		100.00%	100.00%	100.00%
China
SEGMENT REPORTING
Net Sales by Segment		$ 1,858	$ 2,286	$ 2,439
Net Sales by Segment (as a percent)		11.00%	10.00%	4.00%
India
SEGMENT REPORTING
Net Sales by Segment		$ 8,221	$ 9,807	$ 37,206
Net Sales by Segment (as a percent)		52.00%	40.00%	57.00%
Japan
SEGMENT REPORTING
Net Sales by Segment		$ 5,842	$ 12,208	$ 21,761
Net Sales by Segment (as a percent)		37.00%	50.00%	33.00%
Taiwan
SEGMENT REPORTING
Net Sales by Segment				$ 3,515
Net Sales by Segment (as a percent)				5.00%
Other
SEGMENT REPORTING
Net Sales by Segment			$ 9	$ 702
Net Sales by Segment (as a percent)				1.00%

[1]	Revenue recognized for the years ended December 31, 2021, 2020 and 2019 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.4 million, $1.2 million and $2.8 million, respectively.